Financial instruments - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - At Fair Value [Member] - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	$ 43,716,605	$ 66,650,793
Financial Liabilities	91,903,064	23,493,998
Available-for-Sale Financial Assets Non-Current [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets		6,353
Equity instruments at fair value with changes in other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	2,595,515
Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	7,161,949
Derivatives Designated as Hedges [Member] | Non-Cash Flow Hedge [Member] | Commodity Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	548,048	889,026
Derivatives Designated as Hedges [Member] | Cash Flow Hedge [Member] | Financial Derivatives Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	83,825,480	21,349,494
Derivatives Designated as Hedges [Member] | Cash Flow Hedge [Member] | Commodity Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets		5,472,633
Derivatives Designated as Hedges [Member] | Financial Derivatives Asset [Member] | Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	38,169,894	50,828,136
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets [Member] | Non-Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	1,450,474	9,940,955
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets [Member] | Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	1,423,613
Derivatives Not Designated for Hedge Accounting [Member] | Financial Derivatives Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	367,587	1,255,478
Derivatives Not Designated for Hedge Accounting [Member] | Financial Derivatives Asset [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	77,109	402,716
Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	2,326,484	6,353
Level 1 [Member] | Available-for-Sale Financial Assets Non-Current [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets		6,353
Level 1 [Member] | Equity instruments at fair value with changes in other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	2,326,484
Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	41,390,121	66,914,440
Financial Liabilities	91,903,064	23,493,998
Level 2 [Member] | Equity instruments at fair value with changes in other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	269,031
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	7,161,949
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Non-Cash Flow Hedge [Member] | Commodity Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	548,048	889,026
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Cash Flow Hedge [Member] | Financial Derivatives Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	83,825,480	21,349,494
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Cash Flow Hedge [Member] | Commodity Derivatives Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets		5,742,633
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Asset [Member] | Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	38,169,894	50,828,136
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets [Member] | Non-Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	1,450,474	9,940,955
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets [Member] | Cash Flow Hedge [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	1,423,613
Level 2 [Member] | Derivatives Not Designated for Hedge Accounting [Member] | Financial Derivatives Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	367,587	1,255,478
Level 2 [Member] | Derivatives Not Designated for Hedge Accounting [Member] | Financial Derivatives Asset [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	$ 77,109	$ 402,716